Submission	Oct. 16, 2024
Submission [Line Items]
Central Index Key	0001378789
Registrant Name	AerCap Holdings N.V.
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES